Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 8,622,815	$ 2,889,558
Accounts receivable	18,797,635	6,121,963
Prepaid expenses	535,474	25,411
Current assets, total	27,955,924	9,036,932
Non-current assets
Right-of-use-assets	414,076	0
Exploration and evaluation assets	24,987,312	1,243,615
Property, plant and equipment	92,270,130	55,662,329
Total assets	145,627,442	65,942,876
Current liabilities
Accounts payable and accrued liabilities	48,245,677	12,507,116
Current lease obligations	115,095	0
Current portion of long-term debt	7,059,834	17,048,509
Development partnership liabilities	44,694,643	0
Current reserve based loan	2,200,000	0
Promissory notes	0	5,425,000
Commodity contracts	6,479,508	3,158,763
Current liabilities	108,794,757	38,139,388
Non-current liabilities
Long-term debt	16,139,307	23,213,961
Asset backed preferred instrument	18,687,351	0
Commodity contracts	13,901,672	1,362,620
Long-term lease obligations	374,848	0
Deferred tax liability	(2,832,215)	0
Decommissioning liabilities	1,946,306	864,000
Non-current liabilities, total	53,881,699	25,440,581
Total liabilities	162,676,456	63,579,969
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	43,414,147	37,097,376
Capital reserve	34,459,432	5,023,375
Contributed surplus	5,405,548
Accumulated deficit	(81,314,105)	(39,757,844)
Equity/(deficiency) attributable to Alpine Summit Energy Partners, Inc. Shareholders	1,965,022	2,362,907
Non controlling interest	(19,014,036)	(0)
Total shareholders' equity/(deficiency)	(17,049,014)	2,362,907
Total liabilities and Shareholders' equity/(deficiency)	$ 145,627,442	$ 65,942,876